CASH FLOW STATEMENT (Tables)	12 Months Ended
Dec. 31, 2023
CASH FLOW STATEMENT
Schedule of cash flow statement

Analysis of net debt including lease liabilities

	Borrowings
	Cash	Overdrafts	Due within one year	Due after one year	Net currency swaps	Net interest swaps	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2021	1,762	(11)	(326)	(3,353)	–	2	(1,926)
Net cash flow/debt movement	(466)	7	(162)	429	4	–	(188)
Exchange adjustment	(6)	(1)	–	72	(4)	(2)	59
Corporate bond issuance expense	–	–	–	(1)	–	–	(1)
IFRS 16 lease liabilities movement	–	–	2	5	–	–	7
At 31 December 2021	1,290	(5)	(486)	(2,848)	–	–	(2,049)
Net cash flow/debt movement	(931)	1	302	94	(3)	–	(537)
Exchange adjustment	(9)	(2)	23	45	3	(13)	47
Corporate bond issuance expense	–	–	–	3	–	–	3
IFRS 16 lease liabilities movement	–	–	7	(6)	–	–	1
At 31 December 2022	350	(6)	(154)	(2,712)	–	(13)	(2,535)
Net cash flow/debt movement	(48)	8	(604)	429	(4)	–	(219)
Exchange adjustment	–	(4)	–	(39)	3	20	(20)
Corporate bond issuance expense	–	–	–	1	–	–	1
IFRS 16 lease liabilities movement	–	–	(6)	3	–	–	(3)
Net debt including lease liabilities at 31 December 2023	302	(2)	(764)	(2,318)	(1)	7	(2,776)

Reconciliation of net cash flow to movement in net debt including lease liabilities

	2023	2022	2021
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	(40)	(930)	(459)
Settlement of currency swaps	(4)	(3)	4
Net cash flow from borrowings	(175)	396	267
Change in net debt from net cash flow	(219)	(537)	(188)
IFRS 16 lease liabilities	(3)	1	7
Exchange adjustment	(20)	47	59
Corporate bond issuance expense	1	3	(1)
Change in net debt in the year	(241)	(486)	(123)
Opening net debt	(2,535)	(2,049)	(1,926)
Closing net debt	(2,776)	(2,535)	(2,049)

Cash and cash equivalents

For the purposes of the Group cash flow statement, cash and cash equivalents at 31 December 2023 comprise cash at bank net of bank overdrafts.

	2023	2022	2021
	$ million	$ million	$ million
Cash at bank	302	350	1,290
Bank overdrafts	(2)	(6)	(5)
Cash and cash equivalents	300	344	1,285

Group financial statements continued

Notes to the Group accounts continued

20 Cash flow statement continued

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact on the management of the Group’s cash.

Cash outflows/(inflows) arising from financing activities

	Repayment	Borrowing	Proceeds from	Repayment	Cash outflow/			Proceeds from own
	of bank	of bank	Corporate	of lease	(inflow)		Purchase of	shares/issue of
	loans[1]	loans[1]	Bond issue	liabilities	from other	Dividends	own shares	ordinary shares	Total
2023	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	151	(326)	–	52	(4)	–	–	–	(127)
Equity	–	–	–	–	–	327	–	–	327
Total	151	(326)	–	52	(4)	327	–	–	200

2022
Debt	881	–	(485)	54	(3)	–	–	–	447
Equity	–	–	–	–	–	327	158	(6)	479
Total	881	–	(485)	54	(3)	327	158	(6)	926

2021
Debt	267	–	–	59	4	–	–	–	330
Equity	–	–	–	–	–	329	–	(14)	315
Total	267	–	–	59	4	329	–	(14)	645
1	This includes drawdown and repayment of the syndicated revolving credit facility.